                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Brightpoint Capital Advisors, LLC
Address: 1001 Brickell Bay Drive
         27th Floor
         Miami, Florida 33131

Form 13F File Number: 28-12263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard H. Siegel
Title: General Counsel
Phone: 305-379-7272

Signature, Place and Date of Signing:


/s/ RICHARD H. SIEGEL              MIAMI, FLORIDA          February 12, 2009
------------------------------   ------------------   --------------------------
      [Signature)                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      23
Form 13F Information Table Value Total: 234,080 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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Brightpoint Capital Partners Master Fund, LP
FORM 13F

                                    31-Dec-09

                                                                                        Voting Authority
                                                                                       -----------------
                                                           Value   Shares/  Sh/  Put/  Invstmt    Other
Name of Issuer                Title of class    CUSIP    (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole   Shared  None
----------------------------  --------------  ---------  --------  -------  ---  ----  -------  --------  -------  ------  ----
AOL Inc.                      COM             00184x105     12781   549000  SH         Sole                549000
Abercrombie & Fitch Co.       COM             002896207     10967   314700  SH         Sole                314700
Brasil Telecom SA             SPONS ADR PFD   10553M101     19060   654300  SH         Sole                654300
CVS Caremark Corporation      COM             126650100     14449   448600  SH         Sole                448600
Coca-Cola Femsa SAB de CV     SPON ADR REP L  191241108      5547    84400  SH         Sole                 84400
Edison Intl                   COM             281020107      7114   204540  SH         Sole                204540
First American Corp. Calif    COM             318522307     21805   658564  SH         Sole                658564
Fresh Del Monte Produce Inc.  ORD             g36738105      9799   443400  SH         Sole                443400
GameStop Corp New             CL A            36467W109     16696   761000  SH         Sole                761000
Grupo Televisa SA de CV       SP ADR REP ORD  40049J206      2356   113500  SH         Sole                113500
Lear Corp.                    COM             521865204     17045   252000  SH         Sole                252000
Lockheed Martin Corp.         COM             539830109      9494   126000  SH         Sole                126000
Microsoft Corp.               COM             594918104     17032   558800  SH         Sole                558800
Petsmart Inc.                 COM             716768106     17429   653000  SH         Sole                653000
Donnelley RR & Sons Co.       COM             257867101     16378   735437  SH         Sole                735437
Sprint Nextel Corp.           COM SER 1       852061100     16715  4567000  SH         Sole               4567000
Tim Participacoes SA          SPONS ADR PFD   88706P106      1679    56500  SH         Sole                 56500
VeriSign Inc.                 COM             92343e102      5054   208500  SH         Sole                208500
Wendy's Arby's Group Inc.     COM             950587105      9305  1984000  SH         Sole               1984000
AOL Inc.                      COM             0184x955         96     5490       PUT   Sole                  5490
JPMorgan Chase & Co.          W               46634E114      2905   218000  SH         Sole                218000
Information Services Group    W               45675Y112        31   766100  SH         Sole                766100
Sprint Nextel Corp.           COM             852061950       343    45670       PUT   Sole                 45670